Derivatives - Narrative (Details) £ in Millions, $ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £				£ 335.0
Derivative, fair value					$ 4.7
Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 335.0
Derivative, fair value		$ 3.4
Not Designated as Hedging Instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 0.0	€ 0		5.0	€ 5,000,000.0
Derivative, fair value					$ 0.0